Loans and Allowance for Loan Losses, Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 6,483	$ 7,160
Provision for loan losses	(32)	(419)
Loans charged off	(2,188)	(1,481)
Recoveries	1,006	1,223
Ending balance	5,269	6,483
Residential Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	980	1,480
Provision for loan losses	(318)	(615)
Loans charged off	(135)	(84)
Recoveries	154	199
Ending balance	681	980
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,548	2,431
Provision for loan losses	(556)	(61)
Loans charged off	(36)	(115)
Recoveries	82	293
Ending balance	2,038	2,548
Commercial and Industrial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,571	1,776
Provision for loan losses	283	(258)
Loans charged off	(618)	(120)
Recoveries	57	173
Ending balance	1,293	1,571
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,384	1,473
Provision for loan losses	559	515
Loans charged off	(1,399)	(1,162)
Recoveries	713	558
Ending balance	$ 1,257	$ 1,384